Retirement Benefit Obligations - Summary of Reconciliation of Actuarial Value of Liabilities (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [Line Items]
Beginning balance	[1]	$ 556
Current service cost		(55)	$ (53)	$ (48)
Past service credit (net)		(3)	1	(20)
Loss on settlements		6	0	0
Interest cost on scheme liabilities		(56)	(67)	(87)
Ending balance	[1]	309	556
Defined pension liabilities [member]
Disclosure of defined benefit plans [Line Items]
Beginning balance		(3,877)	(3,493)
Current service cost		(55)	(53)
Past service credit (net)		3	(1)
Loss on settlements		(6)	0
Interest cost on scheme liabilities		(56)	(67)
Disposals		1	1
Remeasurement adjustments - experience variations		(7)	32
Remeasurement adjustments - - actuarial gain/(loss) from changes in financial assumptions		70	(251)
Remeasurement adjustments - actuarial (loss)/gain from changes in demographic assumptions		36	12
Contributions paid by plan participants		(7)	(7)
Benefit and settlement payments		258	158
Translation adjustment		157	(208)
Ending balance		$ (3,483)	$ (3,877)	$ (3,493)

[1]	Reconciliation to Group Balance Sheet